Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Cumulative Distributions in Excess of Earnings [Member]	Redeemable Common Stock [Member]	Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Balance, value at Dec. 31, 2009	$ 2,606,882	$ 1,589	$ 3,477,168	$ (798,561)	$ (75,164)	$ (3,866)	$ 5,716
Balance (in shares) at Dec. 31, 2009		158,917,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	184,404	138	184,266
Issuance of common stock (in shares)		13,800,000
Redemptions of common stock	(2,902)	(2)	(2,900)
Redemptions of common stock (in shares)		(200,000)
Change in redeemable common stock outstanding	75,164				75,164
Dividends, distributions to noncontrolling interest, and dividends reinvested	(216,988)		(33)	(216,940)			(15)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, value	2,809	2	2,807
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, shares		141,000
Net income attributable to noncontrolling interest	531						531
Net income	120,379			120,379
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	3,175					3,175
Total stockholders’ equity	2,773,454	1,727	3,661,308	(895,122)	0	(691)	6,232
Balance, (in shares) at Dec. 31, 2010		172,658,000
Balance, value at Dec. 31, 2010	2,773,454	1,727	3,661,308	(895,122)		(691)	6,232
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, distributions to noncontrolling interest, and dividends reinvested	(220,365)		(249)	(217,709)			(2,407)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, value	3,083	1	3,082
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, shares		171,000
Stock repurchases as part of announced program	(3,244)	(2)		(3,242)
Stock repurchases as part of announced program (in shares)		(199,000)
Offering costs associated with issuance of common stock	(479)		(479)
Attribution of asset sales proceeds to noncontrolling interest	(2,684)						(2,684)
Net income attributable to noncontrolling interest	468						468
Net income	225,041			225,041
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,846)					(1,846)
Total stockholders’ equity	2,773,428	1,726	3,663,662	(891,032)	0	(2,537)	1,609
Balance, (in shares) at Dec. 31, 2011	172,629,748	172,630,000
Balance, value at Dec. 31, 2011	2,773,428	1,726	3,663,662	(891,032)	0	(2,537)	1,609
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, distributions to noncontrolling interest, and dividends reinvested	(136,378)		(195)	(136,168)			(15)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, value	3,019	2	3,017
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, shares	181,502	181,000
Stock repurchases as part of announced program	(88,737)	(52)		(88,685)
Stock repurchases as part of announced program (in shares)		(5,255,000)
Offering costs associated with issuance of common stock	567		567
Net income attributable to noncontrolling interest	15						15
Net income	93,204			93,204
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(4,623)					(4,623)
Total stockholders’ equity	$ 2,640,495	$ 1,676	$ 3,667,051	$ (1,022,681)	$ 0	$ (7,160)	$ 1,609
Balance, (in shares) at Dec. 31, 2012	167,556,001	167,556,000